Inventories	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Inventories
Inventories

NOTE 4. INVENTORIES

Inventories are comprised of the following at June 30, 2011 and December 31, 2010, respectively (in thousands):

	June 30, 2011	December 31, 2010
Raw materials	$87,560	$45,957
Work-in-process	63,033	34,208
Finished goods	153,065	98,640

Total	$303,658	$178,805

Inventory amounts in the table above are shown net of obsolescence. Our reserve for obsolescence is not material to the Condensed Consolidated Balance Sheets for any of the periods presented and therefore has not been separately disclosed.

NOTE 4. INVENTORIES

Inventories are comprised of the following for the years ended December 31 (in thousands):

	2010	2009
Raw materials	$45,957	$8,510
Work-in-process	34,208	25,799
Finished goods	98,640	50,584

Total	$178,805	$84,893